Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial instruments	S/ 1,551,537	S/ 1,571,468
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,083,079	1,144,771
BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Financial instruments	132,054	144,157
Royalty Pharma [member]
Disclosure of financial assets [line items]
Financial instruments	117,682	78,808
VíaSat Inc [member]
Disclosure of financial assets [line items]
Financial instruments	26,683	21,705
LendUP [Member]
Disclosure of financial assets [line items]
Financial instruments	23,375	23,720
Ishare Core MSCI Word UCIT [member]
Disclosure of financial assets [line items]
Financial instruments	22,726	18,195
Others [member]
Disclosure of financial assets [line items]
Financial instruments	80,684	72,046
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 65,254	42,625
Peruvian Sovereign Bonds [member]
Disclosure of financial assets [line items]
Financial instruments		21,927
Treasury Bonds of the United States of America [member]
Disclosure of financial assets [line items]
Financial instruments		S/ 3,514